Fair Value Measurements (Details) - Schedule of assets and liabilities at fair value on a recurring basis - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Recurring [Member]
Assets:
Total financial assets	$ 33,714,000	$ 55,747,000	$ 26,032,000
Liabilities:
Warrant Liability	1,606,000	125,000	103,000
Total financial liabilities	1,606,000	125,000	103,000
Money Market Funds [Member] | Fair Value, Recurring [Member]
Assets:
Money market funds	33,714,000	55,747,000	26,032,000
Environmental Impact Acquisition Corp [Member]
Assets:
Investments held in Trust Account – Money market funds	1,002
Level 1 [Member] | Fair Value, Recurring [Member]
Assets:
Total financial assets	33,714,000	55,747,000	26,032,000
Liabilities:
Warrant Liability	0	0
Total financial liabilities	0	0
Level 1 [Member] | Money Market Funds [Member] | Fair Value, Recurring [Member]
Assets:
Money market funds	33,714,000	55,747,000	26,032,000
Level 1 [Member] | Environmental Impact Acquisition Corp [Member]
Assets:
Investments held in Trust Account – Money market funds	207,007,744
Level 1 [Member] | Public Warrants [Member] | Environmental Impact Acquisition Corp [Member]
Liabilities:
Warrant Liability	10,453,500
Level 2 [Member] | Fair Value, Recurring [Member]
Assets:
Total financial assets	0	0
Liabilities:
Warrant Liability	0	0
Total financial liabilities	0	0
Level 2 [Member] | Money Market Funds [Member] | Fair Value, Recurring [Member]
Assets:
Money market funds	0	0
Level 3 [Member] | Fair Value, Recurring [Member]
Assets:
Total financial assets	0	0
Liabilities:
Warrant Liability	1,606,000	125,000	103,000
Total financial liabilities	1,606,000	125,000	$ 103,000
Level 3 [Member] | Money Market Funds [Member] | Fair Value, Recurring [Member]
Assets:
Money market funds	0	$ 0
Level 3 [Member] | Private Placement Warrants [Member] | Environmental Impact Acquisition Corp [Member]
Liabilities:
Warrant Liability	2,100,000
Level 3 [Member] | Sponsor and Directors [Member] | Environmental Impact Acquisition Corp [Member]
Liabilities:
Warrant Liability	$ 787,500